FINANCIAL INSTRUMENTS - Concentration of Credit Risk (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	64.62%
Top Five Customers
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	20.10%	20.80%	22.90%
United States
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	53.00%	54.00%	58.00%